COVER PAGE	Apr. 29, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	Paramount Global
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09553
Entity Tax Identification Number	04-2949533
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000813828
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	PARAA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	PARA
Security Exchange Name	NASDAQ